Details of Significant Accounts - Share-based payment, schedule of assumptions used in determining the fair value of sponsor earnout shares (Details) - Sponsor Earnout Shares	12 Months Ended
Dec. 31, 2024 Y
Share-based payment arrangements
Expected dividend yield (%)	0.00%
Expected volatility	70.00%
Risk free interest rate	4.19%
Expected life (years)	5